T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
May 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.6%
DISTRICT OF COLUMBIA 1.3%
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/24  1,000 1,061
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/25  1,000 1,085
2,146
MARYLAND 95.5%
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  500 515
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 10/1/24  610 653
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 4/1/25  1,000 1,083
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 4/1/26  1,730 1,917
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 10/1/26  1,090 1,192
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/24  1,860 1,966
Baltimore City, Convention Center Hotel, 5.00%, 9/1/22  900 902
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23  1,550 1,560
Baltimore City, Harbor Point, Series A, 2.65%, 6/1/22 (1) 100 100
Baltimore City, Harbor Point, Series A, 2.70%, 6/1/23 (1) 100 99
Baltimore City, Harbor Point, Series A, 2.75%, 6/1/24 (1) 190 187
Baltimore City, Harbor Point, Series A, 2.80%, 6/1/25 (1) 125 122
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26 (1) 135 131
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/22  15 15
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/43
(Prerefunded 1/1/24) (2) 110 116
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/23  1,015 1,052
Baltimore City, Water Project, Series A, 5.00%, 7/1/23  400 415
Baltimore County, GO, 5.00%, 3/1/23  200 205
Baltimore County, GO, 5.00%, 3/1/23  125 128
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
8/1/26  1,465 1,596
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
3/1/27  1,000 1,130
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
3/1/27  275 311
Baltimore County, Oak Crest Village, 5.00%, 1/1/23  760 774
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  185 193
Baltimore County, Riderwood Village, 4.00%, 1/1/23  815 824
Baltimore County, Riderwood Village, 4.00%, 1/1/24  1,120 1,153

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Cecil County, Consolidated Public Improvement, GO, 5.00%,
8/1/22 (3) 105 106
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/25  500 531
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/26  1,000 1,120
Frederick County, Series A, 5.00%, 7/1/22  830 832
Frederick County, Series A, 5.00%, 7/1/23  1,000 1,034
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,058
Gaithersburg, Asbury Maryland Obligated Group, Series B, 5.00%,
1/1/27  2,205 2,269
Harford County, Series B, GO, 5.00%, 7/1/26  2,325 2,591
Harford County, Beechtree Estates Project, 3.00%, 7/1/22  105 105
Harford County, Beechtree Estates Project, 4.00%, 7/1/23  200 205
Howard County, Series B, GO, 5.00%, 8/15/26  255 285
Howard County, Series C, GO, 5.00%, 2/15/25  720 778
Howard County, Series E, GO, 5.00%, 2/15/25  1,000 1,080
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/22  275 275
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/23  275 284
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/24  260 275
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/25  235 255
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/26  120 133
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/27  125 141
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 2/15/24  670 706
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 2/15/24 (Prerefunded 2/15/23) (2) 1,465 1,501
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 2/15/25  560 605
Howard County, Consolidated Public Improvement, Series B, GO,
5.00%, 2/15/25  1,000 1,080
Howard County, Metropolitan District, Series E, GO, 5.00%,
2/15/23  285 292
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24  270 272
Maryland, GO, 4.00%, 6/1/25  100 104
Maryland, GO, 5.00%, 6/1/26  2,440 2,588
Maryland, Series A, GO, 5.00%, 3/15/23  290 298
Maryland, Series A, GO, 5.00%, 3/15/24  255 270
Maryland, Series A, GO, 5.00%, 8/1/24 (Prerefunded 8/1/23) (2) 555 577
Maryland, Series A, GO, 5.00%, 8/1/25  705 770

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland, Series A, GO, 5.00%, 3/15/27  260 294
Maryland, Series B, GO, 3.00%, 8/1/28 (Prerefunded 8/1/22) (2) 415 416
Maryland, Series B, GO, 4.00%, 8/1/23  205 211
Maryland, Series B, GO, 5.00%, 8/1/24  1,120 1,194
Maryland, Series B, GO, 5.00%, 8/1/26  250 279
Maryland, Series B, GO, 5.00%, 8/1/27  1,795 2,045
Maryland, Series C, GO, 5.00%, 8/1/22  330 332
Maryland, Series C, GO, 5.00%, 6/1/23  895 926
Maryland, Series C, GO, 5.00%, 8/1/23  800 832
Maryland CDA, Series B, 0.15%, 9/1/22  570 568
Maryland CDA, Series B, 0.20%, 3/1/23  535 529
Maryland CDA, Series B, 0.25%, 9/1/23  580 568
Maryland CDA, Series C, 5.00%, 9/1/26  1,200 1,328
Maryland CDA, Series C, 5.00%, 9/1/27  1,100 1,238
Maryland CDA Local Gov't. Infrastructure, Series A-1, 3.30%,
6/1/29 (Prerefunded 6/1/23) (2) 45 46
Maryland CDA Local Gov't. Infrastructure, Series A-1, 4.00%,
6/1/24  950 987
Maryland CDA Local Gov't. Infrastructure, Series A-2, 4.25%,
6/1/28 (Prerefunded 6/1/23) (2) 95 97
Maryland DOT, 4.00%, 9/1/23  300 309
Maryland DOT, 4.00%, 11/1/25  620 648
Maryland DOT, 4.00%, 12/15/25  35 36
Maryland DOT, 4.00%, 11/1/27  195 203
Maryland DOT, 5.00%, 10/1/23  655 684
Maryland DOT, 5.00%, 5/1/24  1,105 1,170
Maryland DOT, 5.00%, 10/1/24  2,110 2,256
Maryland DOT, 5.00%, 2/1/25  595 609
Maryland DOT, 5.00%, 5/1/25  295 319
Maryland DOT, 5.00%, 6/1/25  650 670
Maryland DOT, 5.00%, 10/1/25  2,000 2,186
Maryland DOT, 5.00%, 5/1/26  1,850 1,999
Maryland DOT, 5.00%, 10/1/26  840 938
Maryland DOT, 5.00%, 11/1/26  1,040 1,110
Maryland DOT, COP, 5.00%, 6/15/24 (4) 750 792
Maryland DOT, BWI, Series B, 5.00%, 8/1/26 (4) 1,100 1,197
Maryland DOT, BWI, Series B, 5.00%, 8/1/27 (4) 1,000 1,101
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/23  160 161
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/24  205 207
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/25  300 304
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  350 355
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  250 253
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/26  750 797
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/27  750 804
Maryland Economic Dev., Potomac Electric Power, 1.70%, 9/1/22  2,000 2,000

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (4) 500 529
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/22  75 75
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  1,525 1,527
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/22  500 500
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/23  675 678
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/22  535 535
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  180 191
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (5) 25 26
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/22 (5) 1,075 1,075
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/25 (5) 15 16
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26 (5) 1,000 1,061
Maryland Economic Dev., Univ. of Maryland Student Housing,
4.00%, 7/1/22  600 600
Maryland HHEFA, 5.00%, 7/1/24  75 79
Maryland HHEFA, 5.00%, 7/1/26 (Prerefunded 7/1/24) (2) 80 85
Maryland HHEFA, 5.00%, 7/1/32 (Prerefunded 7/1/24) (2) 1,070 1,134
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/23  150 152
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/25  475 488
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/25  470 496
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/22  1,140 1,143
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/23  1,475 1,512
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/22  385 386
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/23  905 929
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/24  115 120
Maryland HHEFA, Calvert Healthcare System, 4.50%, 7/1/28
(Prerefunded 7/1/23) (2) 190 196
Maryland HHEFA, Calvert Healthcare System, 4.50%, 7/1/29
(Prerefunded 7/1/23) (2) 135 139
Maryland HHEFA, Calvert Healthcare System, 5.00%, 7/1/38
(Prerefunded 7/1/23) (2) 1,185 1,228
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/25  65 69
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/23  695 701
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  310 327
Maryland HHEFA, Frederick Memorial Hosp., Series A, 4.00%,
7/1/38 (Prerefunded 7/1/22) (2) 245 246
Maryland HHEFA, Frederick Memorial Hosp., Series A, 5.00%,
7/1/23 (Prerefunded 7/1/22) (2) 385 386
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/23  150 150

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/25  275 297
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/26  1,050 1,133
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%, 7/1/28
(Prerefunded 7/1/22) (2) 150 150
Maryland HHEFA, Johns Hopkins Health, Series C, 5.00%,
5/15/23  145 150
Maryland HHEFA, Johns Hopkins Health, Series C, 5.00%,
5/15/43 (Prerefunded 5/15/23) (2) 3,680 3,800
Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/25  245 250
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/23  135 138
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/22  25 25
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/23  280 290
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/23  90 93
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/24  70 74
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/24  65 69
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/25  40 43
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  90 98
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/28 (Prerefunded
7/1/25) (2) 325 354
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/22  1,860 1,883
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/23  1,170 1,220
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/22  280 280
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/23  295 304
Maryland HHEFA, Maryland Institute College of Art, Series 2012,
5.00%, 6/1/23  530 531
Maryland HHEFA, MedStar Health, 5.00%, 8/15/24  385 406
Maryland HHEFA, MedStar Health, Series A, 4.00%, 8/15/24  295 300
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/23  2,190 2,278
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/24  170 175
Maryland HHEFA, Mercy Medical Center, 4.50%, 7/1/27  350 350
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24  180 180
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/23  750 776
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  1,080 1,146
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  100 105
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  200 218
Maryland HHEFA, Peninsula Regional Medical Center, 4.00%,
7/1/22  70 70
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%,
7/1/23  60 62
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%,
7/1/34 (Prerefunded 7/1/24) (2) 1,000 1,060
Maryland HHEFA, Saint John's College, 4.00%, 10/1/22  165 166

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/23  50 52
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/28  500 530
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  265 288
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  4,150 4,408
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,035 2,241
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23 (3) 1,000 1,036
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (3) 175 186
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (2) 90 96
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24) (2) 3,340 3,564
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (2) 1,500 1,601
Maryland HHEFA, Western Maryland Health System, 5.25%,
7/1/25 (Prerefunded 7/1/24) (2) 2,500 2,668
Maryland Ind. Dev. Fin. Auth., McDonogh School, 5.00%, 9/1/24  325 346
Maryland National Capital Park & Planning Commission, Park
Acquisition & Dev. Project, Series A, GO, 5.00%, 11/1/22  895 909
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/23  180 185
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/24  135 143
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/25  460 496
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  100 109
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/23  100 103
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/23  1,125 1,153
Maryland Transportation Auth., 5.00%, 7/1/22  135 135
Maryland Transportation Auth., 5.00%, 7/1/23  435 451
Maryland Transportation Auth., Series A, 5.00%, 7/1/25  1,470 1,595
Montgomery County, Series A, GO, 5.00%, 11/1/23  730 764
Montgomery County, Series A, GO, 5.00%, 12/1/23  115 121
Montgomery County, Series A, GO, 5.00%, 11/1/27 (Prerefunded
11/1/24) (2) 1,210 1,297
Montgomery County, Series B, GO, 5.00%, 11/1/24  2,350 2,522
Montgomery County, Series B, GO, 5.00%, 11/1/25  950 1,019
Montgomery County, Series E, GO,VRDN, 0.62%, 11/1/37  445 445
Montgomery County, Consolidated Public Improvement, Series B,
GO, 5.00%, 11/1/23  1,000 1,047

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County, Public Improvement, Series A, GO, 3.00%,
11/1/25 (Prerefunded 11/1/23) (2) 2,010 2,045
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/23
(Prerefunded 7/1/22) (2) 340 341
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/24
(Prerefunded 7/1/22) (2) 600 602
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/28
(Prerefunded 7/1/22) (2) 110 110
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/23  2,250 2,335
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/25  325 354
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/27  500 569
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/26  400 446
Prince George's County, Consolidated Public Improvement,
Series C, GO, 4.00%, 8/1/26 (Prerefunded 8/1/23) (2) 675 694
Prince George's County, Consolidated Public Improvement,
Series C, GO, 5.00%, 8/1/23  1,075 1,117
Rockville, Ingleside at King Farm Project, Series A-1, 5.00%,
11/1/22  300 302
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 433
Univ. System of Maryland, Series A, 5.00%, 4/1/24  1,280 1,353
Univ. System of Maryland, Series A, 5.00%, 4/1/26  1,885 2,081
Univ. System of Maryland, Series B, 5.00%, 4/1/26  130 143
Univ. System of Maryland, Series C, 4.00%, 4/1/23  3,000 3,062
Univ. System of Maryland, Series D, 4.00%, 10/1/23  2,090 2,107
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/23  250 251
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  250 251
Washington Suburban Sanitary Commission, 5.00%, 6/1/24  1,960 2,081
Washington Suburban Sanitary Commission, 5.00%, 6/1/25  495 538
Washington Suburban Sanitary Commission, 5.00%, 6/15/25  75 82
159,817
NEW YORK 0.1%
New York City Transitional Fin. Auth., Future Tax, Series C-4,
VRDN, 0.62%, 11/1/36  100 100
100
PUERTO RICO 1.7%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/22  230 230
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,200 2,400

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Facs. Financing Auth., Auxilio Mutuo Hospital, 5.00%, 7/1/22  150 150
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Facs. Financing Auth., Auxilio Mutuo Hospital, 5.00%, 7/1/23  50 52
2,832
Total Investments in Securities 98.6%
(Cost $167,248) $ 164,895
Other Assets Less Liabilities 1.4% 2,382
Net Assets 100.0% $ 167,277
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $639 and represents 0.4% of net assets.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Escrowed to maturity
(4) Interest subject to alternative minimum tax.
(5) Insured by Assured Guaranty Municipal Corporation
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F90-054Q1 05/22